Marketable Securities - Changes in Value of Marketable Securities Reported in Current and Non-Current Assets on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	$ 413		$ 1,124
Amount invested in French, German, Italian and U.S. government bonds	450		352		1,100
Sale/ Settlement	(630)		(818)		(1,219)
Change in fair value included in OCI for available-for-sale marketable securities	6	[1]	(33)	[1]
Change in fair value recognized in earnings	1		9
Realized gain			323
Foreign exchange result through OCI	(2)	[1]	(5)	[1]
Ending Balance	238		413		1,124
Debt securities issued by the U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	100		350
Amount invested in French, German, Italian and U.S. government bonds	450		100
Sale/ Settlement	(400)		(350)
Ending Balance	150		100
Debt securities issued by foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	81		213
Amount invested in French, German, Italian and U.S. government bonds			225
Sale/ Settlement	(81)		(355)
Foreign exchange result through OCI			(2)	[1]
Ending Balance			81
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	27
Amount invested in French, German, Italian and U.S. government bonds			27
Sale/ Settlement	(25)
Foreign exchange result through OCI	(2)	[1]
Ending Balance			27
Senior debt Floating Rate Notes issued by financial institutions [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance	205		328
Sale/ Settlement	(124)		(113)
Change in fair value included in OCI for available-for-sale marketable securities	6	[1]	(2)	[1]
Change in fair value recognized in earnings	1		(5)
Foreign exchange result through OCI			(3)	[1]
Ending Balance	88		205
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance			72
Sale/ Settlement			(350)
Change in fair value included in OCI for available-for-sale marketable securities			(45)	[1]
Realized gain			323
Equity securities classified as available-for-sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Beginning Balance			161
Sale/ Settlement			(189)
Change in fair value included in OCI for available-for-sale marketable securities			14	[1]
Change in fair value recognized in earnings			$ 14

[1]	Other Comprehensive Income